Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000252068 | Mirae Asset Securities Repo
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000252068 | United States Treasury Floating Rate Note, 4.45, 2025-04-30
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000252068 | United States Treasury Floating Rate Note, 4.40, 2025-07-31
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000252068 | United States Treasury Bill, 3.68, 2025-01-09
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000252068 | United States Treasury Bill, 4.11, 2025-03-06
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000252068 | United States Treasury Bill, 4.11, 2025-04-01
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000252068 | United States Treasury Bill, 4.10, 2025-03-20
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000252068 | United States Treasury Bill, 4.10, 2025-06-20
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000252068 | United States Treasury Bill, 4.13, 2025-02-13
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000252068 | United States Treasury Bill, 4.17, 2025-04-03
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000252068 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000252068 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000252068 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	90.60%
C000245603 | Mirae Asset Securities Repo
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000245603 | United States Treasury Floating Rate Note, 4.45, 2025-04-30
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000245603 | United States Treasury Bill, 4.09, 2025-06-20
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000245603 | United States Treasury Bill, 4.06, 2025-02-04
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000245603 | United States Treasury Floating Rate Note, 4.48, 2025-01-31
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000245603 | United States Treasury Bill, 3.86, 2025-01-14
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000245603 | Federal Home Loan Bank Discount Notes, 4.41, 2025-01-21
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000245603 | United States Treasury Bill, 4.12, 2025-02-25
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000245603 | United States Treasury Bill, 4.12, 2025-03-20
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000245603 | United States Treasury Bill, 4.10, 2025-03-18
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000245603 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000245603 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000245603 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000245603 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000243202 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000243202 | 88033G407 | Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000243202 | 22788C105 | Crowdstrike Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000243202 | 253868103 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000243202 | 58155Q103 | McKesson Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000243202 | 94106L109 | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000243202 | 36467W109 | GameStop Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000243202 | 808513105 | Charles Schwab Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000243202 | 22822V101 | Crown Castle International Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000243202 | 12504L109 | CBRE Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000243202 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000243202 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000243202 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243202 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000243202 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000243202 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000243202 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000243202 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000243202 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000243202 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000243202 | Energy
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000243202 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000247107 | 674599105 | Occidental Petroleum Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000247107 | 25278X109 | Diamondback Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000247107 | 20825C104 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000247107 | 30231G102 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000247107 | 26875P101 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000247107 | 03743Q108 | APA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000247107 | 69047Q102 | Ovintiv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000247107 | 166764100 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000247107 | 25179M103 | Devon Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000247107 | 516806205 | Vital Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000247107 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000247107 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000247107 | Gas & Water Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000247107 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000247108 | 44267T102 | Howard Hughes Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000247108 | 109641100 | Brinker International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000247108 | 02215L209 | Kinetik Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247108 | 006739106 | Addus HomeCare Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000247108 | 45778Q107 | Insperity, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000247108 | 001744101 | AMN Healthcare Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000247108 | 398905109 | Group 1 Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000247108 | 67011P100 | DNOW, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000247108 | 68213N109 | Omnicell, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000247108 | 92847W103 | Vital Farms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247108 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000247108 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000247108 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000247108 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247108 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247108 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000247108 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000247108 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000247108 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000247108 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000247108 | Energy
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000247108 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.50%